Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties.
Schedule of ownership percentage held by holding companies

			Ownership
			interests	Ownership
			held	interests held
		Country of	by the Group	by the Group
Entity name	Principal activity	incorporation	2021	2020
IHS Holding Limited (ultimate parent)	Holding company	Cayman Islands	—	—
IHS Mauritius Cameroon Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Côte d’Ivoire Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Netherlands Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Zambia Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Rwanda Limited	Holding company	Mauritius	100%	100%
IHS Africa (UK) Limited	Provision of management services	United Kingdom	100%	100%
IHS Netherlands Cöoperatief U.A.	Holding company	Netherlands	100%	100%
IHS Netherlands Holdco B.V.	Provision of finance	Netherlands	100%	100%
IHS Netherlands NG1 B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands NG2 B.V.	Holding company	Netherlands	100%	100%
IHS Nigeria Limited	Operating*	Nigeria	100%	100%
INT Towers Limited	Operating*	Nigeria	100%	100%
IHS Towers NG Limited	Operating*	Nigeria	100%	100%
Tower infrastructure Company Limited	Operating*	Nigeria	**	100%
IHS Côte d’Ivoire S.A.	Operating*	Côte d’Ivoire	100%	100%
IHS Cameroon S.A.	Operating*	Cameroon	100%	100%
IHS Zambia Limited	Operating*	Zambia	100%	100%
IHS Rwanda Limited	Operating*	Rwanda	100%	100%
Rwanda Towers Limited	Operating*	Rwanda	100%	100%
IHS Kuwait Limited	Operating*	Kuwait	100%	100%
IHS Brasil Cessão de Infraestruturas S.A.	Operating*	Brazil	100%	100%
IHS Towers Colombia S.A.S	Operating*	Colombia	100%	100%
IHS Peru S.A.C.	Operating*	Peru	100%	100%
San Gimignano Imoveis e Adminsitracao Limitada	Provision of land management*	Brazil	100%	100%
Nigeria Tower Interco B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands GCC B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands KW B.V.	Holding company	Netherlands	**	100%
IHS Netherlands KSA B.V.	Holding company	Netherlands	100%	100%
IHS GCC Limited	Provision of management services	United Arab Emirates	100%	100%
IHS Netherlands Connect B.V.	Holding company	Netherlands	100%	100%
IHS GCC KW Holding Limited	Provision of management services	United Arab Emirates	70%	100%
IHS FinCo Management Limited	Provision of finance	United Arab Emirates	100%	100%
Global Independent Connect Limited	Operating*	Nigeria	100%	100%
IHS KSA Limited	Operating*	Kingdom of Saudi Arabia	100%	100%
IHS SSC FZE	Provision of management services	United Arab Emirates	100%	100%
IHS Netherlands RSA B.V	Holding company	Netherlands	100%	100%
IHS Netherlands BR B.V	Holding company	Netherlands	100%	100%
IHS South Africa Holding Proprietary Limited	Holding company	South Africa	100%	** %
IHS Towers South Africa Proprietary Limited	Operating*	South Africa	100%	** %
IHS Netherlands PHP B.V	Holding company	Netherlands	100%	100%
IHS Towers Inc.	Provision of management services	United States of America	100%	** %
IHS Netherlands EGY B.V.	Holding company	Netherlands	100%	** %
IHS Telecom Tower Egypt S.A.E.	Operating*	Egypt	80%	** %
Skysites Americas Ltda	Operating*	Brazil	100%	** %
Wi-Fi Mundial Ltda.	Operating*	Brazil	100%	** %
Topázio Empreendimentos Imoliliarios Ltda.	Operating*	Brazil	100%	** %
IHS Fiber Brasil Participações Ltda.	Operating*	Brazil	100%	** %
IHS Fiber Brasil - Cessão de Infraestruturas Ltda.	Operating*	Brazil	100%	** %
Fiberco Soluções de Infraestrutura S.A.	Operating*	Brazil	51%	** %
Centennial Towers Colombia S.A.S.	Operating*	Colombia	100%	** %
Polar Breeze Colombia S.A.S	Operating*	Colombia	100%	** %

			Ownership
			interests	Ownership
			held	interests held
		Country of	by the Group	by the Group
Entity name	Principal activity	incorporation	2021	2020
Centennial Towers Brasil Cooperatief U.A.	Holding company	Brazil	100%	**	%
Centennial Towers of Brasil B.V.	Holding company	Brazil	100%	**	%
Centennial Towers of Colombia Ltd.	Operating*	Colombia	100%	**	%
IHS Centennial Brasil Torres de Telecomunicacoes Ltda	Operating*	Brazil	100%	**	%
Polar Breeze Empreendimentos Ltda.	Operating*	Brazil	100%	**	%

Summary of compensation paid or payable to key management for employee services.

	2021	2020	2019
	$’000	$’000	$’000
Key management compensation
Short‑term employee benefits	25,537	13,671	20,154
Post‑employment benefits	105	105	61
	25,642	13,776	20,215
Share-based payments	9,795	6,029	343,285
	35,437	19,805	363,500